AURORA 10Q - DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)												3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 21, 2023 USD ($)	Jun. 11, 2023 USD ($)	Apr. 24, 2023 shares	Feb. 24, 2023 USD ($) $ / shares shares	Feb. 08, 2023 USD ($)	Feb. 06, 2023 USD ($)	Aug. 03, 2021 USD ($) $ / shares shares	Mar. 10, 2021 USD ($) $ / shares shares	Mar. 08, 2021 USD ($) $ / shares shares	Oct. 07, 2020 item	Oct. 07, 2020 business	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 01, 2023 USD ($)	Jun. 23, 2023 shares	Jun. 22, 2023 shares	Jun. 01, 2023 USD ($)	Aug. 26, 2022 USD ($)	Aug. 03, 2022 USD ($)	Feb. 23, 2022 USD ($)	May 10, 2021 USD ($)	Dec. 09, 2020 USD ($)
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Ordinary shares issued | shares												98,370,492		98,370,492		98,078,356	99,067,159
Ordinary shares outstanding | shares												98,370,492		98,370,492		98,078,356	99,067,159
Operating bank account												$ 109,922,000	$ 523,932,000	$ 109,922,000	$ 523,932,000	$ 317,959,000	$ 938,319,000
Maximum borrowing capacity												799,000,000		799,000,000		1,500,000,000
Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination number of businesses minimum										1	1
Sale of units (in shares) | shares																	24,300,287
Gross proceeds									$ 255,000,000
Proceeds from sale of Private Placement Warrants																0	$ 6,860,057
Transaction Costs									13,946,641
Underwriting fees									4,860,057
Deferred underwriting fee payable								$ 22,542,813	8,505,100							0	8,505,100
Other offering costs									581,484
Interest income														2,156,230		4,262,222
Aggregate proceeds held in the Trust Account														$ 21,317,257		$ 282,284,619
Condition for future business combination use of proceeds percentage														80.00%		80.00%
Condition for future business combination threshold Percentage Ownership														50.00%		50.00%
Redemption of shares calculated based on business days prior to consummation of business combination (in days)														2 days		2 days
Minimum net tangible assets upon consummation of business combination												5,000,001		$ 5,000,001		$ 5,000,001
Redemption limit percentage without prior consent														20.00%		20.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)														100.00%		100.00%
Months to complete acquisition														24 months		24 months
Redemption period upon closure														10 days		10 days
Reimbursement of first payment for transaction expenses not yet received												1,250,000		$ 1,250,000
First payment of transaction expenses receivable												1,250,000		1,250,000
Repayment amount					$ 2,400,000
Amount outstanding					412,395							412,395		$ 412,395
Surrender and cancellation of Founder Shares				$ 263,123,592													0
Surrender and cancellation of Founder Shares (in dollars per share) | $ / shares														$ 10.2178
Minimum number of shares required for listing | shares			500,000
Number of consecutive trading days prior to the continued listing considered for market value requirement	30 days
Compliance period to regain market value standard from the date of notice	180 days
Market value requirement for minimum number of consecutive business days as per notice	10 days
Number of Consecutive Trading Days Prior to the Continued Listing Considered for Market Value Requirement	30 days
Minimum Market Value Requirement for Continued Listing	$ 35,000,000
Operating bank account												1,228,847		$ 1,228,847		$ 285,307	$ 37,645
Working capital deficit												17,712,429		17,712,429		$ 14,605,202
Agreed reduction in vendor and legal advisor fees		$ 560,000
Vendor and legal advisor fees		350,000
Payment to legal advisor fees		2,000,000
Legal advisor fees outstanding		910,000
Gain on extinguishment of debt		$ 560,000										$ 560,368	$ 0	$ 560,368	$ 0
Subsequent event | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Repayment amount					2,400,000
Amount outstanding					412,395
Surrender and cancellation of Founder Shares				$ 263,123,592
Class A ordinary share
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Ordinary shares issued | shares												8,000,000		8,000,000		8,000,000	8,000,000
Ordinary shares outstanding | shares												8,000,000		8,000,000		8,000,000	8,000,000
Class B ordinary shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Ordinary shares issued | shares												56,089,586		56,089,586		56,089,586	56,089,586
Ordinary shares outstanding | shares												56,089,586		56,089,586		56,089,586	56,089,586
Class B ordinary shares | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Ordinary shares issued | shares												6,950,072		6,950,072		6,950,072	6,950,072
Ordinary shares outstanding | shares												6,950,072		6,950,072		6,950,072	6,950,072
Series D Preferred Stock | Subsequent event | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Percent of discount																		50.00%
Public Shares | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum allowed dissolution expenses														$ 100,000		$ 100,000
Merger Agreement | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount																									$ 12,000,000
Merger Agreement | Subsequent event | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from transaction expenses reimbursed						$ 3,750,000
Amendment No. 6 to the Merger Agreement | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Authority to issue number of shares by the combined company | shares																				3,400,000,000	3,250,000,000
Amendment No. 6 to the Merger Agreement | Class A ordinary share | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Authority to issue number of shares by the combined company | shares																				1,800,000,000	1,750,000,000
Amendment No. 6 to the Merger Agreement | Class B ordinary shares | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Authority to issue number of shares by the combined company | shares																				700,000,000	600,000,000
Better HoldCo, Inc | Subsequent event | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Percent of discount																		50.00%
Better HoldCo, Inc | Class A ordinary share | Subsequent event | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Amount of pre-money equity valuation																		$ 6,900,000,000
Better HoldCo, Inc | Class B ordinary shares | Subsequent event | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Percent of discount																		75.00%
Amount of pre-money equity valuation																		$ 6,900,000,000
Better HoldCo, Inc | Merger Agreement | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum transaction expenses to be reimbursed																15,000,000						$ 2,500,000
Reimbursement of first payment for transaction expenses not yet received												$ 1,250,000		1,250,000
First payment of transaction expenses receivable												1,250,000		1,250,000
Proceeds from transaction expenses reimbursed														3,750,000		7,500,000
Better HoldCo, Inc | Merger Agreement | Subsequent event | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum transaction expenses to be reimbursed																			$ 2,500,000
Proceeds from transaction expenses reimbursed						$ 3,750,000
Public shareholders | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Surrender and cancellation of Founder Shares (in shares) | shares				24,087,689
Public shareholders | Subsequent event | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Surrender and cancellation of Founder Shares (in shares) | shares				24,087,689
Novator Capital Ltd. | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Surrender and cancellation of Founder Shares (in shares) | shares				1,663,760
Novator Capital Ltd. | Subsequent event | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Surrender and cancellation of Founder Shares (in shares) | shares				1,663,760
Sponsor | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount												$ 15,000,000		$ 15,000,000		4,000,000
Sponsor | Sponsor | Class A ordinary share | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Ordinary shares issued | shares												2,048,838		2,048,838
Sponsor | Novator Capital Ltd. | Class A ordinary share | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Ordinary shares outstanding | shares												2,048,838		2,048,838
Promissory Note With Related Party | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Repayment amount					$ 2,400,000
Aggregate principal amount																									4,000,000	$ 2,000,000	$ 300,000
Aggregate cap of notes to cover operating costs												$ 12,000,000		$ 12,000,000		12,000,000								$ 12,000,000	$ 4,000,000
Maximum borrowing capacity																							$ 4,000,000
Promissory Note With Related Party | Better HoldCo, Inc | Merger Agreement | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from transaction expenses reimbursed														11,250,000
Private Placement Warrants | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, in dollars per unit | $ / shares								$ 1.50
Proceeds from sale of Private Placement Warrants									$ 6,400,000
Private Placement Warrants | Sponsor and certain of Company's directors and officers | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units (in shares) | shares									3,500,000
Purchase price, in dollars per unit | $ / shares									$ 10.00
Gross proceeds									$ 35,000,000					$ 35,000,000		$ 35,000,000
Sale of Private Placement Units (in shares) | shares												3,500,000		3,500,000		3,500,000
Price of warrant | $ / shares												$ 10.00		$ 10.00		$ 10.00
Private Placement Warrants | Sponsor and certain of Company's directors and officers | Class A ordinary share | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price of warrant | $ / shares							$ 11.50
Initial Public Offering | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units (in shares) | shares								24,300,287	22,000,000
Purchase price, in dollars per unit | $ / shares									$ 10.00
Gross proceeds									$ 220,000,000
Underwriting fees																$ 4,860,057
Other offering costs									$ 581,484
Private Placement | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Private Placement Units (in shares) | shares																	3,500,000
Surrender and cancellation of Founder Shares				$ 263,123,592
Surrender and cancellation of Founder Shares (in dollars per share) | $ / shares				$ 10.2178
Private Placement | Sponsor and certain of Company's directors and officers | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units (in shares) | shares									3,500,000
Purchase price, in dollars per unit | $ / shares									$ 10.00
Gross proceeds									$ 35,000,000
Private Placement | Public shareholders | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Surrender and cancellation of Founder Shares (in shares) | shares				24,087,689
Private Placement | Novator Capital Ltd. | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Surrender and cancellation of Founder Shares (in shares) | shares				1,663,760
Private Placement | Private Placement Warrants | Sponsor and certain of Company's directors and officers | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, in dollars per unit | $ / shares									$ 1.50
Sale of Private Placement Units (in shares) | shares							4,266,667		4,266,667
Proceeds from sale of Private Placement Warrants							$ 6,400,000		$ 6,400,000
Price of warrant | $ / shares							$ 1.50		$ 1.50
Private Placement | Private Placement Warrants | Sponsor | Sponsor and certain of Company's directors and officers | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from sale of Private Placement Warrants									$ 6,400,000
Over-allotment Option | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units (in shares) | shares								2,300,287	3,300,000							3,300,000
Purchase price, in dollars per unit | $ / shares								$ 10.00	$ 10.00
Gross proceeds								$ 23,002,870	$ 23,002,870
Net Proceeds								$ 22,542,813
Over-allotment Option | Private Placement Warrants | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Private Placement Units (in shares) | shares								306,705
Proceeds from sale of Private Placement Warrants								$ 460,057
Over-allotment Option | Private Placement Warrants | Sponsor and certain of Company's directors and officers | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Private Placement Units (in shares) | shares							440,000	306,705	440,000
Proceeds from sale of Private Placement Warrants							$ 660,000	$ 460,057	$ 660,000